SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A ordinary shares reflected in the condensed balance sheets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Oct. 06, 2020
Proceeds allocated to Public Warrants		$ 39,745,978
Class A ordinary shares issuance costs		44,871,756
Accretion of carrying value to redemption value		84,617,734
Class A ordinary shares subject to possible redemption		$ 816,810,000	$ 816,810,000	$ 816,810,000	$ 816,810,000
Class A Ordinary Shares
Gross proceeds	$ 816,810,000
Proceeds allocated to Public Warrants	(39,745,978)
Class A ordinary shares issuance costs	(44,871,756)
Accretion of carrying value to redemption value	84,617,734
Class A ordinary shares subject to possible redemption	$ 816,810,000